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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04963
                                   ---------------------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1189 Lancaster Avenue           Berwyn, Pennsylvania             19312
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                  Kevin M. Ryan

 The Killen Group, Inc.    1189 Lancaster Avenue     Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222
                                                    ----------------------------

Date of fiscal year end:        December 31, 2009
                           ---------------------------

Date of reporting period:       March 31, 2009
                           ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

BERWYN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 94.0%                                     SHARES       VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.0%
Ducommun, Inc.                                           185,366   $  2,695,222
                                                                   ------------
AIRLINES - 2.8%
SkyWest, Inc.                                            203,700      2,531,991
                                                                   ------------
AUTO - TRUCK TRAILERS - 0.9%
Wabash National Corp.+                                   659,975        811,769
                                                                   ------------
AUTO PARTS & EQUIPMENT - 2.7%
Exide Technologies+                                      817,800      2,445,222
                                                                   ------------
BANKS - 6.7%
Old National Bancorp                                     194,500      2,172,565
Suffolk Bancorp                                          150,021      3,897,546
                                                                   ------------
                                                                      6,070,111
                                                                   ------------
BUILDING MATERIALS - 0.0%
Patrick Industries, Inc.+                                 10,990          3,737
                                                                   ------------
COMMERCIAL PRINTING - 5.7%
Courier Corp.                                            178,397      2,675,955
Ennis, Inc.                                              275,078      2,437,191
                                                                   ------------
                                                                      5,113,146
                                                                   ------------
COMMUNICATIONS EQUIPMENT - 4.5%
3Com Corp.+                                            1,319,000      4,075,710
                                                                   ------------
CONSTRUCTION & ENGINEERING - 2.4%
Granite Construction, Inc.                                58,000      2,173,840
                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS
   & COMPONENTS - 2.7%
Advanced Energy Industries, Inc.+                        318,700      2,399,811
                                                                   ------------
ELECTRONICS - 2.1%
Methode Electronics, Inc.                                528,425      1,891,761
                                                                   ------------
FOOD - 2.7%
Chiquita Brands International, Inc.+                     365,800      2,425,254
                                                                   ------------

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 94.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.0%
Hardinge, Inc.                                             3,550   $      9,834
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES - 4.6%
LifePoint Hospitals, Inc.+                               119,500      2,491,575
RehabCare Group, Inc.+                                    95,784      1,670,473
                                                                   ------------
                                                                      4,162,048
                                                                   ------------
HOME FURNISHINGS - 4.9%
Ethan Allen Interiors, Inc.                              165,800      1,866,908
Hooker Furniture Corp.                                   301,647      2,545,901
                                                                   ------------
                                                                      4,412,809
                                                                   ------------
INFORMATION SERVICES - 2.7%
Agilysys, Inc.                                           125,900        541,370
CIBER, Inc.+                                             706,808      1,929,586
                                                                   ------------
                                                                      2,470,956
                                                                   ------------
INSURANCE - 9.2%
American Equity Investment Life Holding Co.              661,250      2,750,800
FPIC Insurance Group, Inc.+                               86,215      3,183,920
Horace Mann Educators Corp.                              284,350      2,380,009
                                                                   ------------
                                                                      8,314,729
                                                                   ------------
INTERNET SOFTWARE & SERVICES - 2.9%
Vasco Data Security International, Inc.+                 455,665      2,624,630
                                                                   ------------
INVESTMENT BANK/BROKER - 2.4%
LaBranche & Co., Inc.+                                   579,100      2,165,834
                                                                   ------------
MACHINERY - 1.9%
Tennant Co.                                              186,500      1,747,505
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 4.9%
Sturm, Ruger & Co., Inc.+                                360,700      4,447,431
                                                                   ------------
OFFICE FURNITURE PRODUCTS - 2.4%
Knoll, Inc.                                              354,000      2,170,020
                                                                   ------------
OIL & GAS - 0.6%
Southwestern Energy Co.+                                  16,600        492,854
                                                                   ------------
OIL & GAS SERVICES - 4.3%
Gulf Island Fabrication, Inc.                            234,731      1,880,195
Newpark Resources, Inc.+                                 804,850      2,036,271
                                                                   ------------
                                                                      3,916,466
                                                                   ------------

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 94.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
RETAIL - 6.8%
Dress Barn, Inc.+                                        242,200   $  2,974,216
Genesco, Inc.+                                           711,725      3,204,866
                                                                   ------------
                                                                      6,179,082
                                                                   ------------
RETAIL - FOOD - 3.3%
Ingles Markets, Inc. - Class A                           197,194      2,944,106
                                                                   ------------
SAVINGS & LOANS - 0.2%
CFS Bancorp, Inc.                                         52,943        206,478
                                                                   ------------
SEMICONDUCTORS - 4.5%
Cohu, Inc.                                               269,050      1,934,469
Rudolph Technologies, Inc.+                              711,725      2,156,527
                                                                   ------------
                                                                      4,090,996
                                                                   ------------
THRIFTS & MORTGAGE FINANCE - 1.6%
Dime Community Bancshares, Inc.                          154,250      1,445,322
                                                                   ------------
TRANSPORTATION - 0.6%
YRC Worldwide, Inc.+                                     129,800        581,504
                                                                   ------------

TOTAL COMMON STOCKS (Cost $144,144,846)                            $ 85,020,178
                                                                   ------------

MONEY MARKET FUNDS - 4.8%                                 SHARES       VALUE
--------------------------------------------------------------------------------
First American Government Obligations Fund -
   Class Y, 0.14%*                                     2,176,055   $  2,176,055
First American Prime Obligations Fund -
   Class Y, 0.35%*                                     2,176,055      2,176,055
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $4,352,110)                         $  4,352,110
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 98.8% (Cost $148,496,956)             $ 89,372,288

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%                          1,054,731
                                                                   ------------

NET ASSETS - 100.0%                                                $ 90,427,019
                                                                   ============

+     Non-income producing security.
* Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See accompanying notes to schedules of investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 28.5%                                     SHARES       VALUE
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.6%
Gentex Corp.                                             170,000   $  1,691,500
                                                                   ------------
BANKS - 3.4%
New York Community Bancorp, Inc.                         354,000      3,954,180
Suffolk Bancorp                                          165,059      4,288,233
U.S. Bancorp                                              64,000        935,040
                                                                   ------------
                                                                      9,177,453
                                                                   ------------
BEVERAGES - 1.2%
Coca-Cola Co. (The)                                       73,000      3,208,350
                                                                   ------------
CAPITAL MARKETS - 0.9%
T. Rowe Price Group, Inc.                                 90,000      2,582,100
                                                                   ------------
CASKETS - 1.6%
Hillenbrand, Inc.                                        275,860      4,416,519
                                                                   ------------
COMMERCIAL PRINTING - 1.7%
Ennis, Inc.                                              515,000      4,562,900
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
JPMorgan Chase & Co.                                      75,000      1,993,500
                                                                   ------------
ELECTRICAL EQUIPMENT - 1.3%
Emerson Electric Co.                                     126,500      3,615,370
                                                                   ------------
ELECTRONICS - 1.0%
Methode Electronics, Inc.                                762,371      2,729,288
                                                                   ------------
FOOD - 1.6%
ConAgra Foods, Inc.                                      182,000      3,070,340
Kraft Foods, Inc. - Class A                               60,000      1,337,400
                                                                   ------------
                                                                      4,407,740
                                                                   ------------
FOOD - WHOLESALE - 1.3%
SYSCO Corp.                                              153,000      3,488,400
                                                                   ------------
HEALTH CARE - PRODUCTS - 1.5%
Johnson & Johnson                                         79,000      4,155,400
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Hill-Rom Holdings, Inc.                                  284,000      2,808,760
                                                                   ------------

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 28.5% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.5%
Kimberly-Clark Corp.                                      89,000   $  4,103,790
                                                                   ------------
INSURANCE - 0.6%
American Equity Investment Life Holding Co.              360,000      1,497,600
                                                                   ------------
MEDIA - 1.0%
Walt Disney Co. (The)                                    148,000      2,687,680
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 1.1%
3M Co.                                                    61,000      3,032,920
                                                                   ------------
PHARMACEUTICALS - 3.1%
AstraZeneca PLC - ADR                                    121,000      4,289,450
GlaxoSmithKline PLC - ADR                                138,000      4,287,660
                                                                   ------------
                                                                      8,577,110
                                                                   ------------
RETAIL - FOOD - 0.9%
Ingles Markets, Inc. - Class A                           163,400      2,439,562
                                                                   ------------
SEMICONDUCTORS - 0.9%
Intel Corp.                                              159,000      2,389,770
                                                                   ------------
SOFTWARE - 1.6%
Microsoft Corp.                                          238,000      4,362,540
                                                                   ------------

TOTAL COMMON STOCKS (Cost $91,222,546)                             $ 77,928,252
                                                                   ------------

PREFERRED STOCKS - 0.0%                                   SHARES       VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Grace Acquisition PFD B (Cost $1,754,661)+                76,000   $     61,750
                                                                   ------------

CORPORATE BONDS - 61.6%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.8%
Ceradyne, Inc., 2.875%, due 12/15/35 CV               $4,800,000   $  3,870,000
Hexcel Corp., 6.75%, due 02/01/15                      1,118,000        944,710
                                                                   ------------
                                                                      4,814,710
                                                                   ------------
BOOK PUBLISHING - 1.7%
McGraw-Hill Cos., Inc. (The), 6.55%, due 11/15/37      6,680,000      4,668,285
                                                                   ------------

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

CORPORATE BONDS - 61.6% (CONTINUED)                    PAR VALUE       VALUE
--------------------------------------------------------------------------------
COMMERCIAL PRINTING - 1.5%
Cenveo, Inc., 7.875%, due 12/01/13                    $8,022,000   $  4,171,440
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES - 4.9%
Financial Federal Corp., 2.00%, due 04/15/34 CV        6,195,000      6,117,563
School Specialty, Inc., 3.75%, due 11/30/26 CV        10,835,000      7,313,625
                                                                   ------------
                                                                     13,431,188
                                                                   ------------
CONSUMER PRODUCTS - 2.5%
Church & Dwight Co., Inc., 6.00%, due 12/15/12         6,801,000      6,766,995
                                                                   ------------
CORRECTIONAL FACILITIES - 3.5%
Corrections Corp. of America, 7.50%, due 05/01/11      1,135,000      1,137,838
Corrections Corp. of America, 6.25%, due 03/15/13      5,835,000      5,587,012
GEO Group, Inc. (The), 8.25%, due 07/15/13             3,090,000      2,865,975
                                                                   ------------
                                                                      9,590,825
                                                                   ------------
COSMETICS & PERSONAL CARE - 2.6%
Chattem, Inc., 7.00%, due 03/01/14                     7,592,000      7,212,400
                                                                   ------------
ELECTRIC UTILITIES - 2.6%
Constellation Energy Group, Inc., 4.55%,
   due 06/15/15                                        4,175,000      3,430,013
PSEG Power, Inc., 5.50%, due 12/01/15                  3,897,000      3,582,582
                                                                   ------------
                                                                      7,012,595
                                                                   ------------
ELECTRICAL EQUIPMENT - 2.0%
Itron, Inc., 7.75%, due 05/15/12                       6,000,000      5,377,500
                                                                   ------------
FOOD - 2.1%
Chiquita Brands International, Inc., 7.50%,
   due 11/01/14                                        4,874,000      3,558,020
Chiquita Brands International, Inc., 8.875%,
   due 12/01/15                                        2,915,000      2,186,250
                                                                   ------------
                                                                      5,744,270
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Hospira, Inc., 6.05%, due 03/30/17                     3,485,000      3,110,324
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES - 5.9%
Hanger Orthopedic Group, Inc., 10.25%, due 06/01/14    2,790,000      2,790,000
Humana, Inc., 6.30%, due 08/01/18                      8,350,000      6,592,417
Omnicare, Inc., 3.25%, due 12/15/35 CV                 3,307,000      2,166,085
Quest Diagnostics, Inc., 5.45%, due 11/01/15           2,686,000      2,538,090
Quest Diagnostics, Inc., 6.40%, due 07/01/17           1,268,000      1,210,104
Quest Diagnostics, Inc., 6.95%, due 07/01/37           1,000,000        861,202
                                                                   ------------
                                                                     16,157,898
                                                                   ------------

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

CORPORATE BONDS - 61.6% (CONTINUED)                    PAR VALUE       VALUE
--------------------------------------------------------------------------------
INFORMATION SERVICES - 2.3%
Equifax, Inc., 6.30%, due 07/01/17                    $2,455,000   $  1,945,742
Equifax, Inc., 6.90%, due 07/01/28                     2,070,000      1,465,972
Equifax, Inc., 7.00%, due 07/01/37                     4,230,000      3,004,468
                                                                   ------------
                                                                      6,416,182
                                                                   ------------
INSURANCE - 4.0%
American Equity Investment Life Holding Co., 5.25%,
   due 12/06/24 CV                                    10,700,000      6,634,000
Unum Group, 7.625%, due 03/01/11                       4,260,000      4,239,279
                                                                   ------------
                                                                     10,873,279
                                                                   ------------
MEDIA - 1.3%
Comcast Corp., 5.30%, due 01/15/14                     1,256,000      1,219,380
TCI Communications, Inc., 7.875%, due 02/15/26         1,664,000      1,528,379
TCI Communications, Inc., 7.125%, due 02/15/28         1,000,000        879,356
                                                                   ------------
                                                                      3,627,115
                                                                   ------------
METAL PRODUCTS - 0.6%
Valmont Industries, Inc., 6.875%, due 05/01/14         1,900,000      1,748,000
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 0.5%
General Electric Co., 5.25%, due 12/06/17              1,333,000      1,232,772
                                                                   ------------
OIL & GAS - 2.0%
Frontier Oil Corp., 6.625%, due 10/01/11               5,555,000      5,416,125
                                                                   ------------
PACKAGING & CONTAINERS - 2.0%
Silgan Holdings, Inc., 6.75%, due 11/15/13             5,959,000      5,601,460
                                                                   ------------
PHARMACEUTICALS - 2.4%
Valeant Pharmaceuticals Intl., 3.00%,
   due 08/16/10 CV                                     6,880,000      6,587,600
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 2.7%
Health Care REIT, Inc., 8.00%, due 09/12/12            2,270,000      2,044,464
Health Care REIT, Inc., 6.00%, due 11/15/13            4,535,000      3,624,703
Health Care REIT, Inc., 5.875%, due 05/15/15           2,150,000      1,657,771
                                                                   ------------
                                                                      7,326,938
                                                                   ------------
RETAIL - 4.3%
Home Depot, Inc. (The), 5.25%, due 12/16/13            1,107,000      1,078,604
Home Depot, Inc. (The), 5.40%, due 03/01/16            1,200,000      1,078,681

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

CORPORATE BONDS - 61.6% (CONTINUED)                    PAR VALUE       VALUE
--------------------------------------------------------------------------------
RETAIL - 4.3% (CONTINUED)
Home Depot, Inc. (The), 5.875%, due 12/16/36          $5,690,000   $  4,029,550
Woolworth Corp., 8.50%, due 01/15/22                   6,977,000      5,616,485
                                                                   ------------
                                                                     11,803,320
                                                                   ------------
RETAIL - FOOD - 1.2%
Ingles Markets, Inc., 8.875%, due 12/01/11             3,375,000      3,290,625
                                                                   ------------
TELECOMMUNICATIONS - 1.2%
Ameritech Capital Funding Corp., 6.875%,
   due 10/15/27                                        2,000,000      1,830,668
Verizon Communications, Inc., 4.75%, due 10/01/13      1,500,000      1,427,191
                                                                   ------------
                                                                      3,257,859
                                                                   ------------
TOYS/GAMES/HOBBIES - 1.9%
Hasbro, Inc., 6.30%, due 09/15/17                        894,000        817,769
Hasbro, Inc., 6.60%, due 07/15/28                      5,100,000      4,298,035
                                                                   ------------
                                                                      5,115,804
                                                                   ------------
TRANSPORTATION - 3.0%
Bristow Group, Inc., 6.125%, due 06/15/13              3,418,000      2,768,580
Westinghouse Air Brake Technologies Corp., 6.875%,
   due 07/31/13                                        5,725,000      5,438,750
                                                                   ------------
                                                                      8,207,330
                                                                   ------------

TOTAL CORPORATE BONDS (Cost $183,569,405)                          $168,562,839
                                                                   ------------

MONEY MARKET FUNDS - 8.4%                                 SHARES       VALUE
--------------------------------------------------------------------------------
First American Government Obligations Fund -
   Class Y, 0.14%*                                    11,422,636   $ 11,422,636
First American Prime Obligations Fund -
   Class Y, 0.35%*                                    11,422,637     11,422,637
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $22,845,273)                        $ 22,845,273
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 98.5% (Cost $299,391,885)             $269,398,114

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%                          4,162,248
                                                                   ------------

NET ASSETS - 100.0%                                                $273,560,362
                                                                   ============

ADR - American Depositary Receipt.
PFD - Preferred Stock.
CV  - Convertible Security.

* Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See accompanying notes to schedules of investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 89.5%                                     SHARES       VALUE
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 3.4%
Gentex Corp.                                              19,350   $    192,533
                                                                   ------------
BANKS - 3.1%
New York Community Bancorp, Inc.                          15,500        173,135
                                                                   ------------
BEVERAGES - 3.9%
Coca-Cola Co. (The)                                        5,075        223,046
                                                                   ------------
CAPITAL MARKETS - 3.8%
T. Rowe Price Group, Inc.                                  7,575        217,327
                                                                   ------------
CASKETS - 2.7%
Hillenbrand, Inc.                                          9,425        150,894
                                                                   ------------
COMPUTERS - 2.8%
Hewlett-Packard Co.                                        5,000        160,300
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 2.3%
JPMorgan Chase & Co.                                       4,875        129,577
                                                                   ------------
ELECTRICAL EQUIPMENT - 3.0%
Emerson Electric Co.                                       5,975        170,766
                                                                   ------------
ENVIRONMENTAL CONTROL - 2.9%
Waste Management, Inc.                                     6,375        163,200
                                                                   ------------
FOOD - 3.6%
ConAgra Foods, Inc.                                       11,975        202,018
                                                                   ------------
FOOD - WHOLESALE - 3.5%
SYSCO Corp.                                                8,700        198,360
                                                                   ------------
HEALTH CARE - PRODUCTS - 3.9%
Johnson & Johnson                                          4,175        219,605
                                                                   ------------
HOME FURNISHINGS - 0.9%
Ethan Allen Interiors, Inc.                                4,425         49,825
                                                                   ------------

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 89.5% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.8%
Kimberly-Clark Corp.                                       3,475   $    160,232
                                                                   ------------
INSURANCE - 6.2%
Allstate Corp. (The)                                       6,500        124,475
Unum Group                                                17,900        223,750
                                                                   ------------
                                                                        348,225
                                                                   ------------
MEDIA - 2.8%
Walt Disney Co. (The)                                      8,575        155,722
                                                                   ------------
METAL - ALUMINUM - 2.2%
Alcoa, Inc.                                               16,600        121,844
                                                                   ------------
MISCELLANEOUS MANUFACTURING - 3.0%
3M Co.                                                     3,425        170,291
                                                                   ------------
OIL & GAS - 2.6%
Chevron Corp.                                              2,225        149,609
                                                                   ------------
OIL FIELD SERVICES - 3.4%
BJ Services Co.                                           19,575        194,771
                                                                   ------------
PHARMACEUTICALS - 10.9%
Abbott Laboratories                                        2,775        132,368
AstraZeneca PLC - ADR                                      6,750        239,287
GlaxoSmithKline PLC - ADR                                  5,925        184,090
Pfizer, Inc.                                               4,600         62,652
                                                                   ------------
                                                                        618,397
                                                                   ------------
RETAIL - 4.1%
Best Buy Co., Inc.                                         6,050        229,658
                                                                   ------------
SEMICONDUCTORS - 8.4%
Intel Corp.                                               10,575        158,942
QLogic Corp.+                                             14,425        160,406
Teradyne, Inc.+                                           36,225        158,666
                                                                   ------------
                                                                        478,014
                                                                   ------------
SOFTWARE - 3.3%
Microsoft Corp.                                           10,275        188,341
                                                                   ------------

TOTAL COMMON STOCKS (Cost $7,066,494)                              $  5,065,690
                                                                   ------------

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

EXCHANGE-TRADED FUNDS - 2.6%                              SHARES       VALUE
--------------------------------------------------------------------------------
iShares S&P Midcap 400 Index Fund                          1,825   $     88,786
iShares S&P Midcap 400 Value Index Fund                    1,275         56,343
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $230,628)                        $    145,129
                                                                   ------------

MONEY MARKET FUNDS - 7.7%                                 SHARES       VALUE
--------------------------------------------------------------------------------
First American Government Obligations Fund -
   Class Y, 0.14%*                                       218,167   $    218,167
First American Prime Obligations Fund -
   Class Y, 0.35%*                                       218,167        218,167
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $436,334)                           $    436,334
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $7,733,456)               $  5,647,153

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                             12,029
                                                                   ------------

NET ASSETS - 100.0%                                                $  5,659,182
                                                                   ============

ADR - American Depositary Receipt.

+     Non-income producing security.
* Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See accompanying notes to schedules of investments.

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

Securities of The Berwyn Funds (the "Funds") that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds' investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of March 31, 2009:

                                                                  BERWYN         BERWYN
                                                   BERWYN         INCOME       CORNERSTONE
VALUATION INPUTS                                    FUND           FUND           FUND
---------------------------------------------   ------------   ------------   ------------
Level 1 - Quoted Prices                         $ 89,372,288   $100,835,275   $  5,647,153
Level 2 - Other Significant Observable Inputs             --    168,562,839             --
Level 3 - Significant Unobservable Inputs                 --             --             --
                                                ------------   ------------   ------------
TOTAL                                           $ 89,372,288   $269,398,114   $  5,647,153
                                                ============   ============   ============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE BERWYN FUNDS

--------------------------------------------------------------------------------

3.    FEDERAL INCOME TAX

At March 31, 2009, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:
                                                                      BERWYN
                                    BERWYN       BERWYN INCOME     CORNERSTONE
                                     FUND             FUND             FUND
                                -------------    -------------    -------------

Cost of portfolio investments   $ 152,361,693    $ 301,151,760    $   7,779,554
                                =============    =============    =============

Gross unrealized appreciation   $   4,949,377    $   5,529,756    $      97,830
Gross unrealized depreciation     (67,938,782)     (37,283,402)      (2,230,231)
                                -------------    -------------    -------------

Net unrealized depreciation     $ (62,989,405)   $ (31,753,646)   $  (2,132,401)
                                =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Robert E. Killen
                              --------------------------------------------------
                                    Robert E. Killen, President

Date          May 11, 2009
         -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Robert E. Killen
                              --------------------------------------------------
                                    Robert E. Killen, President

Date          May 11, 2009
         -------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 11, 2009
         -------------------------

* Print the name and title of each signing officer under his or her signature.